Revolving Credit Facility (Details) £ in Millions	Feb. 09, 2023 GBP (£) renewalOption	Oct. 12, 2019 GBP (£)
Multicurrency revolving credit facility | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 350
Multicurrency revolving credit facility, maturity october 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		£ 200
Uncommitted accordion options | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 150
Number of renewal options | renewalOption	2
Renewal term	1 year